Stockholders' Equity (Details) - USD ($)			1 Months Ended			6 Months Ended		12 Months Ended
	Jan. 06, 2021	Aug. 01, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 19, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Mar. 31, 2022	Mar. 31, 2021	Jun. 16, 2020
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized						450,000,000
Ordinary Shares Par Value (in Dollars per share)						$ 0.0001
Preferred shares authorized			50,000,000			50,000,000		50,000,000
Preferred shares per share value (in Dollars per share)			$ 0.0001			$ 0.0001		$ 0.0001
Ordinary shares outstanding											17,399,176
Aggregate shares								40,194,722
Warrant exercisable for a period date						3 years
Exercise price (in Dollars per share)			$ 1.75
Aggregate shares description						the Company recognized the effect of the down round feature in an aggregate of $278,000 and $16,000, respectively, and the effect is treated as a dividend and a reduction to income available to ordinary shareholders in the basic EPS calculation.
Aggregate proceeds of investors (in Dollars)							$ 6,299,000
Recognized in expenses (in Dollars)						$ 191,000	191,000
Warrant [Member]
Stockholders' Equity (Details) [Line Items]
Exercise price (in Dollars per share)				$ 2
Call Option [Member]
Stockholders' Equity (Details) [Line Items]
Strategic Cooperation Agreement	On January 6, 2021, the Company entered into a binding strategic cooperation framework agreement (the “Strategic Cooperation Agreement”) with Mr. Yao Yongjie (“Mr. Yao”) and engaged Mr. Yao as the chief technical adviser to provide technical advice and consultancy service in blockchain industry. The Company grants to Mr. Yao options (the “Call Options”) to subscribe for 6 million Class A ordinary shares, represented by ADSs at a price fixed at US$2 per share. Within 24 months of the signing of the Strategic Cooperation Agreement, Mr. Yao may exercise the right to subscribe for such shares by tranches if the following conditions are met: (i)if the closing price of the shares in the Company exceeds US$3 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (ii)if the closing price of the shares in the Company exceeds US$5 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options; (iii)if the closing price of the shares in the Company exceeds US$7.50 per share for 3 consecutive trading days, Mr. Yao may exercise 2 million call options.
Fair value call options (in Dollars)						$ 1,909,000
Exercise of call options (in Dollars)								$ 4,000,000
Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Description of securities purchase agreement		On August 1, 2020, the Company entered into a securities purchase agreement (as amended on September 29, 2020, and later amended and restated on October 19, 2020) with three investors (collectively, the “Investors”). Two tranches of transactions contemplated under the agreement were closed on August 3 and November 13, 2020, respectively. As a result, an aggregate of 1,500,000 ADSs and 1,500,000 warrants to purchase an aggregate of 1,500,000 of the Company’s ADS at US$3.00 per ADS (the “August 2020 PIPE Warrants”) were issued at US$2.00 per ADS for an aggregate purchase price of US$3 million, and an aggregate of 150,000 ADSs were issued as origination fee. Issuance costs of approximately $469,000 were recorded as a charge to additional paid-in capital, including legal and accounting fees. In accordance with ASC 815-40, Derivatives and Hedging — Contracts in Entity’s Own Equity, warrants are classified within stockholders’ equity as “additional paid in capital” upon their issuance. The proceeds were allocated to ordinary shares and private investment in public equity warrants (“PIPE Warrants”) on the relative fair value of the securities in accordance with ASC 470-20-30. In aggregate, the net proceeds to the Company were approximately $2,531,000 classified within stockholders’ equity, including a subscription receivable of $508,750 classified in the other receivables in the condensed consolidated balance sheets as of December 31, 2020 which was received in January 2021.
Aggregate proceeds of investors (in Dollars)								$ 1,500,000
Class A Ordinary Share [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized			300,000,000			300,000,000		300,000,000
Ordinary shares outstanding			29,677,969			40,194,722		29,677,969			7,647,962
Conversion rights description						Each Class A ordinary share is entitled to one vote, and is not convertible into Class B ordinary share under any circumstance; and each Class B ordinary share is entitled to ten votes, and is convertible into one Class A ordinary share at any time by the holder thereof, subject to adjustments for any subdivision or combination. On February 16, 2022, the Company held a General Meeting of Shareholders that approved the increase by the number of votes attached to Class B Ordinary Shares from ten (10) votes per Class B Ordinary Share to twenty five (25) votes per Class B Ordinary Share.
Shares issued			29,677,969			29,677,969		29,677,969	2,450,000	1,486,504
Aggregate shares						40,194,722
Shares outstanding			29,677,969			29,677,969		29,677,969
Class A Ordinary Share [Member] | Call Option [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares issued								2,000,000
Class A Ordinary Share [Member] | Private Placement [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares issued								770,833
Class B Ordinary Shares [Member]
Stockholders' Equity (Details) [Line Items]
Ordinary shares authorized			150,000,000			150,000,000		150,000,000
Ordinary shares outstanding			9,843,096			9,843,096		9,843,096			9,751,214
Shares issued			9,843,096			9,843,096		9,843,096
Shares outstanding			9,843,096			9,843,096		9,843,096
Series A Preferred Shares [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			6,500			150		6,500
Shares outstanding			6,500			150		6,500
Series B Preferred Shares [Member]
Stockholders' Equity (Details) [Line Items]
Shares issued			4,000			4,000		4,000
Shares outstanding			4,000			4,000		4,000
One Tranches [Member]
Stockholders' Equity (Details) [Line Items]
Call options [Member] (in Dollars per share)						$ 0.47
Two Tranches [Member]
Stockholders' Equity (Details) [Line Items]
Call options [Member] (in Dollars per share)						0.33
Three Tranches [Member]
Stockholders' Equity (Details) [Line Items]
Call options [Member] (in Dollars per share)						$ 0.16
Binomial Option Pricing Model [Member]
Stockholders' Equity (Details) [Line Items]
Expected term						2 years
Stock price (in Dollars per share)						$ 1.94
Volatility rate						51.69%
Risk free rate						0.21%
Dividend yield						0.00%
Yun Tian [Member]
Stockholders' Equity (Details) [Line Items]
Share price (in Dollars per share)					$ 2.2
Received subscription price (in Dollars)							$ 800,000
Yun Tian [Member] | Class A Ordinary Share [Member]
Stockholders' Equity (Details) [Line Items]
Subscribes share					4,540,000
Subscription shares issued							353,623